Pension Plans Retirement Benefits and Savings Plans (details) - Future Payments $ in Millions	Dec. 31, 2016 USD ($)
Pension Plans [Member]
Estimated Future Benefit Payments
Benefits expected to be paid, 2017	$ 230
Benefits expected to be paid, 2018	240
Benefits expected to be paid, 2019	247
Benefits expected to be paid, 2020	253
Benefits expected to be paid, 2021	258
Benefits expected to be paid, 2022 through 2026	1,327
Postretirement Benefit Plans [Member]
Estimated Future Benefit Payments
Benefits expected to be paid, 2017	13
Benefits expected to be paid, 2018	14
Benefits expected to be paid, 2019	14
Benefits expected to be paid, 2020	14
Benefits expected to be paid, 2021	14
Benefits expected to be paid, 2022 through 2026	$ 71